Annual Total Returns[BarChart] - Hartford Balanced HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.86%	12.02%	21.19%	9.79%	0.18%	6.04%	15.59%	(5.24%)	22.80%	11.62%